Schedule of Investments
(unaudited)
June 30, 2023
BlackRock GNMA Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 0.2%
Seasoned Credit Risk Transfer Trust
Series 2018-3, Class MA, 3.50%, 08/25/57
(a)
USD 454 $ 426,960
Series 2018-4, Class MA, 3.50%, 03/25/58 505 473,645
900,605
Total Non-Agency Mortgage-Backed Securities — 0.2%
(Cost: $972,088) ................................ 900,605
U.S. Government Sponsored Agency Securities
Collateralized Mortgage Obligations — 8.2%
Federal Home Loan Mortgage Corp.
Series 3745, Class ZA, 4.00%, 10/15/40 . 352 334,151
Series 3780, Class ZA, 4.00%, 12/15/40 . 1,352 1,286,572
Series 3960, Class PL, 4.00%, 11/15/41 . 900 855,640
Series 4161, Class BW, 2.50%, 02/15/43 . 500 426,193
Series 4325, Class ZX, 4.50%, 04/15/44 . 2,868 2,744,330
Series 4384, Class LB, 3.50%, 08/15/43 . 1,185 1,121,412
Federal National Mortgage Association
Series 1996-48, Class Z, 7.00%, 11/25/26 23 23,133
Series 2010-134, Class KZ, 4.50%, 12/25/40 69 62,776
Series 2010-141, Class LZ, 4.50%, 12/25/40 122 117,433
Series 2011-8, Class ZA, 4.00%, 02/25/41 747 706,523
Series 2011-131, Class LZ, 4.50%, 12/25/41 115 106,505
Series 2017-76, Class PB, 3.00%, 10/25/57 1,125 838,682
Series 2022-25, Class KL, 4.00%, 05/25/52 200 179,959
Federal National Mortgage Association Variable
Rate Notes, Series 2018-32, Class PS,
(1-mo. LIBOR USD at 7.23% Cap + 7.23%),
1.22%, 05/25/48
(a)
................ 1,179 1,001,116
Government National Mortgage Association
Series 2015-79, Class MY, 3.50%, 05/20/45 3,278 2,928,685
Series 2015-106, Class DY, 3.50%, 07/20/45 2,411 2,091,458
Series 2016-123, Class LM,
3.00%, 09/20/46 ............... 400 335,216
Government National Mortgage Association
Variable Rate Notes
(a)
Series 2009-31, Class PT, 3.37%, 05/20/39 135 134,260
Series 2014-107, Class WX,
6.72%, 07/20/39 ............... 541 554,208
Series 2015-55, Class A, 5.39%, 03/16/36 4,565 4,470,958
Series 2015-103, Class B, 6.89%, 01/20/40 2,615 2,699,205
Series 2015-187, Class C, 5.37%, 03/20/41 5,723 5,745,886
28,764,301
Interest Only Collateralized Mortgage Obligations — 2.8%
Federal Home Loan Mortgage Corp.
Series 4062, Class GI, 4.00%, 02/15/41 . 35 1,776
Series 5159, Class KI, 3.00%, 11/25/51 .. 732 92,869
Series 5159, Class PI, 3.00%, 11/25/51 .. 1,237 179,191
Series 5176, Class QI, 3.00%, 12/25/51 . 669 99,911
Federal Home Loan Mortgage Corp. Variable
Rate Notes
(a)
Series 4119, Class SC, (1-mo. LIBOR USD
at 6.15% Cap + 6.15%), 0.96%, 10/15/42 887 86,652
Series 4901, Class CS, (1-mo. LIBOR USD
at 6.10% Cap + 6.10%), 0.95%, 07/25/49 1,908 170,391
Series 4941, Class SH, (1-mo. LIBOR USD
at 5.95% Cap + 5.95%), 0.80%, 12/25/49 1,310 105,905
Federal National Mortgage Association
Series 2013-10, Class PI, 3.00%, 02/25/43 63 7,468
Series 2014-68, Class YI, 4.50%, 11/25/44 73 14,824
Series 2017-68, Class IE, 4.50%, 09/25/47 1,689 296,495
Series 2020-32, 4.00%, 05/25/50 ...... 968 194,529
Series 2020-32, Class PI, 4.00%, 05/25/50 962 193,471
Security
Par (000)
Par (000) Value
Interest Only Collateralized Mortgage Obligations (continued)
Series 2021-23, Class CI, 3.50%, 07/25/46 USD 821 $ 136,381
Series 2021-41, 3.50%, 07/25/51 ...... 1,577 273,520
Federal National Mortgage Association Variable
Rate Notes
(a)
Series 2015-66, Class AS, (1-mo.
LIBOR USD at 6.25% Cap + 6.25%),
1.10%, 09/25/45 ............... 3,318 206,517
Series 2016-60, Class SD, (1-mo.
LIBOR USD at 6.10% Cap + 6.10%),
0.95%, 09/25/46 ............... 488 32,315
Series 2016-78, Class CS, (1-mo.
LIBOR USD at 6.10% Cap + 6.10%),
0.95%, 05/25/39 ............... 619 39,534
Series 2017-70, Class SA, (1-mo.
LIBOR USD at 6.15% Cap + 6.15%),
1.00%, 09/25/47 ............... 645 67,740
Series 2019-5, Class SA, (1-mo. LIBOR
USD at 6.10% Cap + 6.10%),
0.95%, 03/25/49 ............... 2,638 236,136
Government National Mortgage Association
Series 2020-115, Class IM, 3.50%, 08/20/50 1,194 196,704
Series 2020-146, Class DI, 2.50%, 10/20/50 1,586 206,682
Series 2020-149, Class IA, 2.50%, 10/20/50 15,307 2,075,633
Series 2020-151, Class MI, 2.50%, 10/20/50 10,933 1,426,878
Series 2020-175, Class DI, 2.50%, 11/20/50 555 72,377
Series 2020-185, Class MI, 2.50%, 12/20/50 2,036 265,913
Series 2021-104, Class IH, 3.00%, 06/20/51 1,240 185,740
Series 2021-149, Class KI,
3.00%, 08/20/51
(b)
.............. 2,063 331,314
Series 2021-159, Class IH,
3.00%, 09/20/51
(b)
.............. 8,340 1,295,244
Series 2022-127, Class IA, 3.50%, 03/20/52 7,054 1,168,445
Government National Mortgage Association
Variable Rate Notes, Series 2017-101,
Class SL, (1-mo. LIBOR USD at 6.20% Cap
+ 6.20%), 1.04%, 07/20/47
(a)
......... 1,103 117,899
9,778,454
Interest Only Commercial Mortgage-Backed Securities — 0.3%
(a)
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates
Variable Rate Notes
Series K116, Class X1, 1.53%, 07/25/30 . 1,124 85,509
Series K119, Class X1, 1.02%, 09/25/30 . 1,786 92,589
Series K120, Class X1, 1.13%, 10/25/30 . 1,579 89,328
Series K122, Class X1, 0.97%, 11/25/30 . 2,759 136,991
Government National Mortgage Association
Variable Rate Notes
Series 2016-22, 0.72%, 11/16/55 ...... 11,136 257,256
Series 2016-151, 0.81%, 06/16/58 ..... 6,831 278,673
Series 2017-61, 0.75%, 05/16/59 ...... 1,675 59,884
1,000,230
Mortgage-Backed Securities — 112.7%
Federal Home Loan Mortgage Corp.
3.00%, 06/01/35 - 07/01/35 .......... 509 475,144
3.50%, 07/01/26 - 09/01/26 .......... 10 10,159
4.00%, 06/01/25 - 05/01/26 .......... 41 40,372
5.00%, 05/01/35 - 12/01/38 .......... 43 43,257
5.65%, 05/01/37 - 12/01/37 .......... 618 618,534
5.75%, 08/01/37 - 12/01/37 .......... 747 749,394
7.50%, 03/01/27 ................. —
(c)
30
Federal National Mortgage Association
3.50%, 11/01/46 ................. 705 650,760
4.45%, 03/01/36 - 06/01/36 .......... 393 382,882
4.94%, 01/01/35 - 05/01/35 .......... 150 147,103

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock GNMA Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Mortgage-Backed Securities (continued)
5.00%, 04/01/36 ................. USD 83 $ 81,204
5.20%, 08/01/34 - 09/01/34 .......... 178 174,639
5.25%, 08/01/37 - 09/01/37 .......... 451 438,580
5.54%, 01/01/35 ................. 61 60,535
5.75%, 04/01/37 ................. 264 255,878
5.80%, 07/01/34 ................. 40 39,361
5.94%, 09/01/34 ................. 61 60,104
6.50%, 09/01/28 - 02/01/31 .......... 592 594,673
Government National Mortgage Association
2.00%, 07/20/23
(d)
................ 42,028 35,321,192
2.00%, 08/20/50 - 10/20/51 .......... 28,685 23,855,590
2.00%, 11/20/50
(e)
................ 17,152 14,474,511
2.50%, 07/20/23
(d)
................ 26,807 23,211,102
2.50%, 11/20/40 - 11/20/51 .......... 82,840 71,884,483
3.00%, 07/20/23
(d)
................ 20,829 18,609,829
3.00%, 05/15/42 - 10/20/51 .......... 43,471 39,094,296
3.50%, 07/20/23
(d)
................ 8,716 8,044,255
3.50%, 04/15/41 - 09/20/51 .......... 62,960 58,899,469
4.00%, 07/20/23
(d)
................ 12,476 11,804,928
4.00%, 10/20/41 - 05/20/51 .......... 21,437 20,652,269
4.50%, 07/20/23
(d)
................ 8,857 8,548,389
4.50%, 12/15/34 - 05/20/50 .......... 10,709 10,510,558
5.00%, 07/20/23
(d)
................ 6,756 6,638,826
5.00%, 09/15/28 - 05/20/50 .......... 9,071 9,100,917
5.50%, 07/20/23
(d)
................ 4,500 4,478,906
5.50%, 03/15/32 - 12/15/34 .......... 3,962 4,019,496
5.64%, 04/15/37 - 06/15/37 .......... 1,101 1,117,740
5.65%, 05/20/37 - 10/20/37 .......... 454 454,079
5.75%, 08/20/37 - 12/20/37 .......... 297 295,562
5.80%, 11/15/36 - 03/15/37 .......... 979 987,484
6.00%, 03/20/28 - 01/15/39 .......... 5,318 5,494,173
6.50%, 09/20/27 - 10/20/40 .......... 1,652 1,679,518
7.00%, 08/20/25 - 05/20/27 .......... 4 4,185
7.50%, 10/20/25 ................. 1 541
8.00%, 07/15/24 - 05/15/30 .......... 6 6,228
8.50%, 10/15/24 - 02/15/25 .......... 2 2,364
Uniform Mortgage-Backed Securities
2.00%, 07/13/23
(d)
................ 793 646,636
2.50%, 07/18/23
(d)
................ 154 140,194
3.00%, 03/01/43 - 06/01/44 .......... 3,449 3,113,096
3.50%, 07/18/23
(d)
................ 1,796 1,707,533
3.50%, 03/01/43 - 08/01/43 .......... 796 744,100
4.00%, 07/13/23
(d)
................ 1,592 1,493,930
4.00%, 01/01/45 ................. 1,575 1,514,236
5.00%, 07/01/34 - 07/01/35 .......... 729 734,549
5.25%, 07/01/37 - 08/01/37 .......... 340 340,120
5.50%, 12/01/32 - 04/01/35 .......... 73 73,004
6.50%, 08/01/35 ................. 432 443,282
394,964,179
Total U.S. Government Sponsored Agency Securities — 124.0%
(Cost: $472,484,125) ............................. 434,507,164
Total Long-Term Investments — 124.2%
(Cost: $473,456,213) ............................. 435,407,769
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 0.5%
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 4.98%
(f)(g)
................. 1,753,896 $ 1,753,896
Total Money Market Funds — 0.5%
(Cost: $1,753,896) .............................. 1,753,896
Par (000)
Pa r (000)
U.S. Treasury Obligations — 2.4%
U.S. Treasury Bills , 5.30%, 10/12/23
(h)
..... USD 8,511 8,387,162
Total U.S. Treasury Obligations — 2.4%
(Cost: $8,386,930) .............................. 8,387,162
Total Short-Term Securities — 2.9%
(Cost: $10,140,826) .............................. 10,141,058
Total Investments Before Options Written and TBA Sale
Commitments — 127.1%
(Cost: $483,597,039 ) ............................. 445,548,827
Total Options Written — (0.2)%
(Premium Received — $(344,714)) ................... (646,605)
TBA Sale Commitments
(d)
Mortgage-Backed Securities — (10.5)%
Government National Mortgage Association
2.00% ,  07/20/23 ................. (2,700) (2,269,160)
2.50% ,  07/20/23 ................. (15,099) (13,073,611)
3.00% ,  07/20/23 ................. (293) (261,788)
3.50% ,  07/20/23 ................. (10,653) (9,832,365)
4.00% ,  07/20/23 ................. (30) (28,395)
4.50% ,  07/20/23 ................. (4,878) (4,707,936)
6.00% ,  07/20/23 ................. (850) (855,644)
Uniform Mortgage-Backed Securities
3.00% ,  07/13/23 ................. (2,894) (2,546,833)
3.50% ,  07/13/23 ................. (364) (331,681)
4.00% ,  07/13/23 - 08/14/23 .......... (3,159) (2,965,625)
Total TBA Sale Commitments — (10.5)%
(Proceeds: $(36,930,144)) ......................... (36,873,038)
Total Investments Net of Options Written and TBA Sale
Commitments — 116.4%
(Cost: $446,322,181 ) ............................. 408,029,184
Liabilities in Excess of Other Assets — (16.4)% ........... (57,518,334)
Net Assets — 100.0% ..............................
$ 350,510,850
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)
Rounds to less than 1,000.
(d)
Represents or includes a TBA transaction.
(e)
All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(f)
Affiliate of the Fund.
(g)
Annualized 7-day yield as of period end.
(h)
Rates are discount rates or a range of discount rates as of period end.

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock GNMA Portfolio

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
09/30/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/23
Shares
Held at
06/30/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class ... $ 1,533,765 $ 220,131
(a)
$ — $ — $ — $ 1,753,896 1,753,896 $ 72,739 $ —
— —
(a)
Represents net amount purchased (sold).

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock GNMA Portfolio

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
U.S. Treasury 2-Year Note .................................................... 78 09/29/23 $ 15,863 $ (171,324)
Short Contracts
3-mo. SOFR ............................................................. 5 09/19/23 1,185 6,079
U.S. Treasury 10-Year Note ................................................... 193 09/20/23 21,673 160,585
U.S. Treasury 10-Year Ultra Note ............................................... 25 09/20/23 2,963 23,199
U.S. Treasury Long Bond ..................................................... 19 09/20/23 2,415 (6,998)
U.S. Treasury Ultra Bond ..................................................... 6 09/20/23 819 (11,120)
U.S. Treasury 5-Year Note .................................................... 15 09/29/23 1,607 19,200
3-mo. SOFR ............................................................. 5 12/19/23 1,183 10,004
3-mo. SOFR ............................................................. 5 03/19/24 1,183 19,860
220,809
$ 49,485
OTC Interest Rate Swaptions Written
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
2-Year Interest Rate Swap
(a)
. 4.07% Semi-Annual 1-day SOFR Annual Deutsche Bank AG 08/14/23 4.07 % USD 8,500 $ (7,005)
Put
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 3.99% Semi-Annual Bank of America NA 08/08/23 3.99 USD 8,500 (122,480)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.07% Semi-Annual Deutsche Bank AG 08/14/23 4.07 USD 8,500 (110,097)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 3.41% Semi-Annual Deutsche Bank AG 11/17/23 3.41 USD 12,700 (272,542)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.15% Semi-Annual Deutsche Bank AG 12/11/23 4.15 USD 12,800 (134,481)
(639,600)
$ (646,605)
(a)
Forward settling swaption.
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SOFR Annual 4.18% Annual 03/23/25 USD 7,500 $ (114,362) $ — $ (114,362)
0.18% Quarterly 1-day EFFR Quarterly 10/21/25 USD 179 18,933 — 18,933
1-day SOFR Quarterly 0.17% Quarterly 10/21/25 USD 179 (19,014) — (19,014)
0.56% Quarterly 1-day EFFR Quarterly 10/21/30 USD 41 8,272 — 8,272
1-day SOFR Quarterly 0.53% Quarterly 10/21/30 USD 41 (8,408) — (8,408)
$ (114,579) $ — $ (114,579)
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day EFFR ......................................... Effective Federal Funds Rate 5.08%
1-day SOFR ......................................... Secured Overnight Financing Rate 5.07

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock GNMA Portfolio

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Non-Agency Mortgage-Backed Securities ........................ $ — $ 900,605 $ — $ 900,605
U.S. Government Sponsored Agency Securities .................... — 432,880,606 1,626,558 434,507,164
Short-Term Securities
Money Market Funds ...................................... 1,753,896 — — 1,753,896
U.S. Treasury Obligations ................................... — 8,387,162 — 8,387,162
Liabilities
Investments
TBA Sale Commitments .................................... — (36,873,038) — (36,873,038)
$ 1,753,896 $ 405,295,335 $ 1,626,558 $ 408,675,789
Derivative Financial Instruments
(a)
Assets
Interest rate contracts ....................................... $ 238,927 $ 27,205 $ — $ 266,132
Liabilities
Interest rate contracts ....................................... (189,442) (788,389) — (977,831)
$ 49,485 $ (761,184) $ — $ (711,699)
(a)
Derivative financial instruments are swaps, futures contracts and options written. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock GNMA Portfolio

A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
U.S.
Government
Sponsored
Agency
Securities Total
Investments
Assets/Liabilities
Opening balance, as of September 30, 2022 .................................................................................... $ 4,709,456 $ 4,709,456
Transfers into Level 3
(a)
................................................................................................. 1,493,617 1,493,617
Transfers out of Level 3
(b)
................................................................................................ (4,449,205) (4,449,205)
Accrued discounts/premiums .............................................................................................. 5,623 5,623
Net realized loss ...................................................................................................... (141,628) (141,628)
Net change in unrealized appreciation
(c)
....................................................................................... 296,137 296,137
Purchases .......................................................................................................... — —
Sales ............................................................................................................. (287,442) (287,442)
Closing balance, as of June 30, 2023 ........................................................................................
$ 1,626,558 $ 1,626,558
Net change in unrealized appreciation on investments still held at June 30, 2023
(c)
...........................................................
$ 127,851 $ 127,851
(a)
As of September 30, 2022, the Fund used observable inputs in determining the value of certain investments. As of June 30, 2023, the Fund used significant unobservable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 2 to Level 3 in the fair value hierarchy.
(b)
As of September 30, 2022, the Fund used significant unobservable inputs in determining the value of certain investments. As of June 30, 2023, the Fund used observable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 2 in the fair value hierarchy.
(c)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at June 30, 2023 is generally due to investments no longer held or categorized as Level 3 at period end.
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
EFFR Effective Federal Funds Rate
LIBOR London Interbank Offered Rate
OTC Over-the-counter
SOFR Secured Overnight Financing Rate
TBA To-be-announced